Document And Entity Information	Aug. 16, 2022
Document Information Line Items
Entity Registrant Name	TEXAS REPUBLIC CAPITAL CORPORATION
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001560452
Document Period End Date	Aug. 16, 2022
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	TX
Entity File Number	000-55621
Entity Tax Identification Number	45-5311713
Entity Address, Address Line One	13215 Bee Cave Parkway, Ste A120
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(512)
Local Phone Number	330-0099
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock $0.01 par
No Trading Symbol Flag	true
Security Exchange Name	NONE